Asset Retirement Obligations - Additional Information (Detail) CAD in Millions	12 Months Ended
	Dec. 31, 2014 CAD CAD / mi	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD
Asset Retirement Obligation [Line Items]
Asset retirement obligations discounted rate	6.25%
Fee payable per mile of abandoned track, levied under the Canada Transportation Act | CAD / mi	30,000
Asset retirement obligations	CAD 23	CAD 24	CAD 23
Grain-dependent branch lines Retirement Obligation Payments Time Period	2015 - 2044
Joint facility retirement obligation payments time period	30 years
Undiscounted [Member] | Grain-dependent branch lines [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	CAD 38	39
Undiscounted [Member] | Joint Facility [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	21	20
Discounted [Member] | Grain-dependent branch lines [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	20	21
Discounted [Member] | Joint Facility [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	CAD 3	CAD 3